Dividends on ordinary shares (Narrative) (Details) - Barclays PLC - GBP (£) £ in Millions			6 Months Ended
	Sep. 11, 2018	Aug. 01, 2018	Jun. 30, 2018
Aggregated measurement [member] | After reporting period [Member]
Disclosure of transactions between related parties [line items]
Dividend in specie		£ 269
Interim dividend	£ 149
Barclays UK [member]
Disclosure of transactions between related parties [line items]
Dividend in specie			£ 14,000